NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenue	$ 12,922	$ 11,397
Net income	3,088	1,953
Other comprehensive income	9	(2)
Total comprehensive income	3,097	1,951
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Revenue	6,616	6,051
Net income	2,635	1,645
Other comprehensive income	(4)	(8)
Total comprehensive income	2,631	1,637
Dividends paid to non-controlling interests	667	454
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Revenue	1,429	1,118
Net income	212	108
Other comprehensive income	0	0
Total comprehensive income	212	108
Dividends paid to non-controlling interests	84	48
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Revenue	1,265	1,033
Net income	331	158
Other comprehensive income	(1)	0
Total comprehensive income	330	158
Dividends paid to non-controlling interests	0	0
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Revenue	1,346	1,335
Net income	(174)	326
Other comprehensive income	0	0
Total comprehensive income	(174)	326
Dividends paid to non-controlling interests	34	48
Tongon [Member]
Disclosure of subsidiaries [line items]
Revenue	399	398
Net income	(4)	64
Other comprehensive income	0	0
Total comprehensive income	(4)	64
Dividends paid to non-controlling interests	0	4
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income	(126)	(62)
Other comprehensive income	0	0
Total comprehensive income	(126)	(62)
Dividends paid to non-controlling interests	$ 0	$ 0